Earnings Per Share (Table)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation

The following table reflects the earnings and share data used in the basic and diluted earnings per share calculations:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000, except number of shares and per share data)	2026	2025	2026	2025
Earnings
Net profit/(loss) attributable to ordinary equity holders of the parent for the purposes of basic earnings per share	206,970	(38,855)	836,310	(133,482)
Impact from convertible notes (interests, foreign exchange gain/(loss), and fair value adjustments on derivative liabilities, net of tax)	(13,770)	(13,495)	—	—
Net profit/(loss) attributable to ordinary equity holders of the parent adjusted for dilution effects	193,200	(52,350)	836,310	(133,482)

Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	64,344,993	60,454,589	63,011,704	60,237,774
Dilution effects from:
Convertible notes	1,291,546	3,456,785	—	—
Warrants and RSUs	2,683,873	—	2,666,541	—
Weighted average number of ordinary shares, diluted earnings per share	68,320,412	63,911,374	65,678,245	60,237,774

Basic earnings per share	€3.22	€(0.64)	€13.27	€(2.22)
Diluted earnings per share (1)	€2.83	€(0.82)	€12.73	€(2.22)
(1)
For the three and six months ended June 30, 2026 and 2025 outstanding warrants, restricted stock units and performance stock units can potentially dilute earnings per share. For the three and six months ended June 30, 2026, only a portion were dilutive, while the remaining were excluded because they are out-of-the money and/or anti-dilutive for the periods presented. For the three and six months ended June 30, 2025, none had a dilutive impact. Refer to Note 8, “Share-based Payment” and Note 11, “Financial Assets and Liabilities,” for further information about the share-based incentive programs and convertible notes, respectively.